UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Quattro Global Capital, LLC
Address:546 Fifth Avenue
	19th Floor
	New York, NY 10036
13F File Number:	28-11428
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	        STEPHEN ELLWOOD
Title:    	Chief Compliance Officer
Phone:    	212-201-8787
Signature, 	Place,	and Date of Signing:
Stephen Ellwood	New York, NY	February 12, 2010
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	49
Form 13F Information Table Value Total:   	$172,922 (in 1000s)

FORM 13F INFORMATION TABLE
                                                                                                  VOTING
                                                              VALUE  SHARES/    SH/   PUT/INVSTMT   AUTH.
         NAME OF ISSUER          TITLE OF CLASS         CUSIP (x$100 PRN AMT    PRN   CALLDSCRETN    SOLE

ADVANCED MICRO DEVICES INC       NOTE 6.000% 5/0   007903 AL 1  4528   5000000  PRN         SOLE   5000000
AMGEN INC                        NOTE 0.375% 2/0   031162 AQ 3  5599   5545000  PRN         SOLE   5545000
ARCELORMITTAL SA LUXEMBOURG      NOTE 5.000% 5/1   03938L AK 0  3341   2000000  PRN         SOLE   2000000
BIOMARIN PHARMACEUTICAL INC      NOTE 1.875% 4/2   09061G AD 3  4769   4452000  PRN         SOLE   4452000
BLOCKBUSTER INC                  CL A              093679 10 8   101    150000   SH         SOLE    150000
BRE PROPERTIES INC               NOTE 4.125% 8/1   05564E BH 8  4158   4200000  PRN         SOLE   4200000
CELL THERAPEUTICS INC            NOTE 4.000% 7/0   150934 AF 4   860   1000000  PRN         SOLE   1000000
CHARLES RIV LABS INTL INC        NOTE 2.250 6/1    159864 AB 3  2431   2500000  PRN         SOLE   2500000
CHARMING SHOPPES INC             NOTE 1.125% 5/0   161133 AE 3  1889   2500000  PRN         SOLE   2500000
CHINA MEDIAEXPRESS HLDGS INC     *W EXP 10/17/201  169442 11 8    75     15000  WRT         SOLE     15000
CUBIST PHARMACEUTICALS INC       NOTE 2.250% 6/1   229678 AC 1  2798   3000000  PRN         SOLE   3000000
ENZON PHARMACEUTICALS INC        NOTE 4.000% 6/0   293904 AE 8  1235   1050000  PRN         SOLE   1050000
FIBERTOWER CORP                  COM               31567R 10 0   253     60479   SH         SOLE     60479
FORD MTR CO CAP TR II            PFD TR CV6.5%     345395 20 6  1771     44814  PRN         SOLE     44814
FORD MTR CO DEL                  NOTE 4.250%11/1   345370 CN 8  4046   3200000  PRN         SOLE   3200000
GLOBALSTAR INC                   COM               378973 40 8   131    150000   SH         SOLE    150000
GLOBALSTAR INC                   NOTE 5.750% 4/0   378973 AA 9  1280   2000000  PRN         SOLE   2000000
HUMAN GENOME SCIENCES INC        NOTE 2.250%10/1   444903 AK 4  7384   3650000  PRN         SOLE   3650000
HUTCHINSON TECHNOLOGY INC        NOTE 3.250% 1/1   448407 AF 3  1620   2000000  PRN         SOLE   2000000
INGERSOLL-RAND GLOBAL HLDG C     NOTE 4.500% 4/1   45687A AD 4  5896   2864000  PRN         SOLE   2864000
JAZZ TECHNOLOGIES INC            NOTE 8.000%12/3   47214E AA 0   555    645000  PRN         SOLE    645000
JETBLUE AIRWAYS CORP             DBCV 6.750%10/1   477143 AF 8  1485   1100000  PRN         SOLE   1100000
KING PHARMACEUTICALS INC         NOTE 1.250% 4/0   495582 AJ 7  5991   6489000  PRN         SOLE   6489000
L-3 COMMUNICATIONS CORP          DEBT 3.000% 8/0   502413 AW 7  6516   6200000  PRN         SOLE   6200000
LAWSON SOFTWARE INC NEW          NOTE 2.500% 4/1   52078P AA 0  2435   2500000  PRN         SOLE   2500000
LEAP WIRELESS INTL INC           NOTE 4.500% 7/1   521863 AL 4  2069   2500000  PRN         SOLE   2500000
LEVEL 3 COMMUNICTIONS INC        COM               52729N 10 0   222    145012   SH         SOLE    145012
LIBERTY ACQUISITION HLDGS CO     *W EXP 12/12/201  53015Y 11 5    35     50000  WRT         SOLE     50000
MEDTRONIC INC                    NOTE 1.500% 4/1   585055 AL 0 14934  14700000  PRN         SOLE  14700000
MESA AIR GROUP INC               COM               590479 10 1    17    139557   SH         SOLE    139557
MICRON TECHNOLOGY INC            NOTE 1.875% 6/0   595112 AH 6  5675   5896000  PRN         SOLE   5896000
NABORS INDS INC                  NOTE 0.940% 5/1   629568 AP 1  5312   5413000  PRN         SOLE   5413000
PIONEER NAT RES CO               NOTE 2.875% 1/1   723787 AH 0  8141   7700000  PRN         SOLE   7700000
POWERWAVE TECHNOLOGIES INC       NOTE 1.875% 11/1  739363 AD 1  1715   2000000  PRN         SOLE   2000000
POWERWAVE TECHNOLOGIES INC       NOTE 3.875% 10/0  739363 AF 6   650   1000000  PRN         SOLE   1000000
PROLOGIS                         NOTE 2.625% 5/1   743410 AS 1  3583   4000000  PRN         SOLE   4000000
QUANTUM CORP                     COM DSSG          747906 20 4   205     70000   SH         SOLE     70000
QWEST COMMUNICATIONS INTL IN     NOTE 30500%11/1   749121 BY 4  2809   2700000  PRN         SOLE   2700000
SANDISK CORP                     NOTE 1.000% 5/1   80004C AC 5  4602   5517000  PRN         SOLE   5517000
SOLUTIA INC                      COM NEW           834376 50 1     0    225250   SH         SOLE    225250
STEEL DYNAMICS INC               NOTE 5.125% 6/1   858119 AP 5  4147   3249000  PRN         SOLE   3249000
SYMANTEC CORP                    NOTE 1.000% 6/1   871503 AF 5  4512   4000000  PRN         SOLE   4000000
TRANSOCEAN INC                   NOTE 1.500%12/1   893830 AV 1 15617  16050000  PRN         SOLE  16050000
TRANSOCEAN INC                   NOTE 1.625%12/1   893830 AU 3  4162   4200000  PRN         SOLE   4200000
TREMISIS ENERGY ACQ CORP II      *W EXP 12/05/201  89472N 11 9     0    150000  WRT         SOLE    150000
TRIAN ACQUISITION I CORP         *W EXP 01/23/201  89582E 11 6     0    150000  WRT         SOLE    150000
ULTIMATE ESCAPES INC             *W EXP 10/23/201  90385N 11 3    21    175000  WRT         SOLE    175000
UNITED RENTALS INC               NOTE 4.000%11/1   911363 AL 3  5957   5302000  PRN         SOLE   5302000
UNITED STATES STL CORP NEW       NOTE 4.000% 5/1   912909 AE 8 17391   9300000  PRN         SOLE   9300000
